STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - CIK 0001836935 Centricus Acquisition Corp.	Mar. 31, 2021 Vote $ / shares shares	Feb. 03, 2021 shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			20,000,000
Common shares, shares issued (in shares)			8,625,000
Common shares, shares outstanding (in shares)			8,625,000
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000		200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	2,637,489		0
Common shares, shares outstanding (in shares)	2,637,489		0
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%		20.00%
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000		20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	8,625,000		8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000	8,625,000